Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
January 31, 2025 (Unaudited)
Exchange-Traded Funds — 50.03% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 679,000 $ 45,717,070
iShares Core MSCI Total International Stock ETF 629,000 43,023,600
iShares Core S&P 500 ETF 154,600 93,480,436
Schwab US Large-Cap ETF 3,899,700 93,085,839
SPDR Portfolio S&P 500 ETF 1,322,200 93,611,760
Vanguard FTSE All-World ex-US ETF 727,300 43,179,801
Vanguard S&P 500 ETF 168,900 93,457,437
Vanguard Total International Stock ETF 704,500 42,918,140
Total Exchange-Traded Funds
 (Cost $420,503,063) 548,474,083
U.S. Government & Agencies — 26.40%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 4.47%, 2/13/2025 $ 45,000,000 44,946,907
United States Treasury Bill, 4.39%, 3/4/2025 40,000,000 39,863,109
United States Treasury Bill, 4.40%, 3/20/2025 45,000,000 44,762,625
United States Treasury Bill, 4.19%, 4/22/2025 40,000,000 39,638,600
United States Treasury Bill, 4.19%, 5/6/2025 40,488,000 40,054,981
United States Treasury Bill, 4.22%, 5/20/2025 40,557,000 40,056,042
United States Treasury Bill, 4.18%, 6/12/2025 40,659,000 40,050,724
Total U.S. Government & Agencies
    (Cost $289,315,534) 289,372,988
Total Investments — 76.43%
    (Cost $709,818,597) 837,847,071
Other Assets in Excess of Liabilities — 23.57%
(c)
258,404,705
Net Assets — 100.00% $ 1,096,251,776
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
January 31, 2025 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Carbon Emissions Future
(a)
219 December 2025 $ 19,053,250 $ 1,562,903
Cocoa Future
(a)
101 March 2025 10,785,374 140,449
Cocoa Future
(a)
83 May 2025 9,009,650 (423,610)
Coffee "C" Future
(a)
127 March 2025 17,995,106 6,018,262
Corn Future
(a)
331 March 2025 7,977,100 (152,488)
E-mini S&P 500 Future 733 March 2025 222,364,713 (2,208,812)
Euro STOXX 50 Index Future 541 March 2025 29,671,723 623,839
Feeder Cattle Future
(a)
49 March 2025 6,755,263 307,388
FTSE 100 Index Future 44 March 2025 4,725,861 48,194
Gold Future
(a)
252 April 2025 71,442,000 1,274,600
Live Cattle Future
(a)
229 May 2025 18,530,680 293,060
LME Primary Aluminum Future
(a)
64 March 2025 4,170,800 (40,025)
MSCI Singapore Index Future 69 February 2025 1,986,435 55,497
Robusta Coffee Future
(a)
47 March 2025 2,687,460 260,900
S&P/TSX 60 Index Future 61 March 2025 12,944,582 227,010
$ 7,987,167
SHORT CONTRACTS
10 Year Euro-Bund Future (715) March 2025 $ (98,218,928) $ (838,423)
10 Year US Treasury Note Future (2,835) March 2025 (308,572,031) (306,359)
Australian Dollar Future (363) March 2025 (22,565,895) 898,704
British Pound Future (399) March 2025 (30,920,006) 333,757
Canadian Dollar Future (685) March 2025 (47,295,825) 1,224,008
Copper Future
(a)
(42) March 2025 (4,492,950) (96,575)
Cotton No. 2 Future
(a)
(169) March 2025 (5,566,860) 472,875
Euro FX Future (1,249) March 2025 (162,323,163) 2,613,635
Euro-Buxl 30 Year Bond Future (118) March 2025 (15,769,213) (426,653)
Euro-OAT Future (298) March 2025 (38,112,615) (797,408)
Hard Red Winter Wheat Future
(a)
(196) March 2025 (5,676,650) (162,450)
Japanese 10 Year Bond Future (99) March 2025 (89,798,625) 20,375
Japanese Yen Future (512) March 2025 (41,456,000) (331,875)
LME Copper Future
(a)
(42) March 2025 (9,444,194) (33,569)
Long Gilt Future (592) March 2025 (68,106,649) 1,419,585
Mexican Peso Future (287) March 2025 (6,889,435) 105,480
New Zealand Dollar Future (180) March 2025 (10,158,300) 299,850
Soybean Future
(a)
(220) March 2025 (11,462,000) (424,100)
Soybean Meal Future
(a)
(385) March 2025 (11,592,350) (89,690)
Sugar No. 11 Future
(a)
(485) March 2025 (10,510,920) (185,438)
Swiss Franc Future (184) March 2025 (25,380,500) 460,900
Ultra 10 Year US Treasury Note Future (1,491) March 2025 (166,060,125) (883,312)
Ultra US Treasury Bond Future (1,334) March 2025 (158,037,313) 195,250
US Treasury Bond Future (1,266) March 2025 (144,205,313) (915,125)
Wheat Future
(a)
(317) March 2025 (8,868,075) (267,512)
White Sugar Future
(a)
(80) February 2025 (2,078,000) (171,025)
$ 2,114,905

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
January 31, 2025 (Unaudited)
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.